Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Customers Suppliers	Dec. 31, 2020 CNY (¥) Customers Suppliers	Dec. 31, 2019 Customers Suppliers	Dec. 31, 2018 Customers Suppliers
Concentration Risk [Line Items]
Debt Instrument ,Interest Rate ,Increase (Decrease)	1.00%	1.00%
Increase Decrease In Interest Expense	$ 101	¥ 660
CNY
Concentration Risk [Line Items]
Currency Appreciation (Depreciation) Percentage				5.00%
Currency Appreciation Percentage	6.50%	6.50%	1.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number Of Customers | Customers	3	3	3	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	39.00%	39.00%	41.00%	60.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	34.00%	34.00%	40.00%	36.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	23.00%	23.00%	15.00%
Customer Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number Of Customers | Suppliers	3	3	3	2
Concentration Risk Percentage	10.00%	10.00%	10.00%	10.00%